Rule 497(e)

File Nos. 333-145333 and 811-22105

INDIVIDUAL RETIREMENT BONUS VUL

A flexible premium variable universal life insurance policy

offered by

Great-West Life & Annuity Insurance Company

in connection with its

COLI VUL-4 Series Account

Supplement dated September 22, 2020 to the Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2013

This Supplement amends certain information contained in the Prospectus and SAI dated May 1, 2013.

Effective on or about October 23, 2020 (“Effective Date”), the Great-West Loomis Sayles Small Cap Value Fund will be renamed the Great-West Small Cap Value Fund. Accordingly, as of the Effective Date, all references to Great-West Loomis Sayles Small Cap Value Fund in the Prospectus and SAI are hereby deleted and replaced with Great-West Small Cap Value Fund.

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and

SAI dated May 1, 2013.

Please read this Supplement carefully and retain it for future reference.